Expense Example - Defiance Daily Target 2X Long DRAM ETF [Member]	Sep. 02, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 73
Expense Example, with Redemption, 3 Years	$ 227